Restricted Cash	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Restricted Cash
3.	Restricted Cash

As of December 31, 2021, the balance of $10,905 (December 31, 2020 – $9,196) represents cash collateral held as guarantee for export sales contracts, which are restricted until April 2023 the latest.

	December 31,
	2021	2020
Restricted Cash	$10,905	$9,196
Total Restricted Cash	$10,905	$9,196